COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	30.1%
BANKING	7.4%
Citigroup, Inc., 6.875% to 11/15/23, Series K(a)(b)(c)		217,434	$5,522,824
Dime Community Bancshares, Inc., 5.50%(a)		4,326	77,435
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		410,836	8,064,711
First Horizon Corp., 6.50%(a)(b)		293,614	6,430,147
Morgan Stanley, 7.125% to 10/15/23, Series E(a)(b)(c)		165,000	4,159,650
Morgan Stanley, 6.875% to 1/15/24, Series F(a)(b)(c)		615,397	15,754,163
Morgan Stanley, 6.375% to 10/15/24, Series I(a)(b)(c)		289,449	7,242,014
Morgan Stanley, 5.85% to 4/15/27, Series K(a)(b)(c)		99,996	2,395,904
Morgan Stanley, 4.25%, Series O(a)(b)		104,002	1,971,878
Morgan Stanley, 6.50%, Series P(a)(b)		193,478	5,040,102
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		144,909	3,151,771
Texas Capital Bancshares, Inc., 5.75%, Series B(a)(b)		150,425	2,897,185
Washington Federal, Inc., 4.875%, Series A(a)(b)		99,329	1,543,573
Wells Fargo & Co., 4.70%, Series AA(a)(b)		316,104	5,889,017
Wells Fargo & Co., 4.375%, Series CC(a)(b)		117,864	2,108,587
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a)(b)(c)		120,000	3,043,200
Wells Fargo & Co., 4.75%, Series Z(a)(b)		268,039	5,119,545

			80,411,706

CONSUMER STAPLE PRODUCTS	0.9%
CHS, Inc., 7.50%, Series 4(a)		367,538	9,622,145

FINANCIAL SERVICES	3.1%
Apollo Asset Management, Inc., 6.375%, Series A(a)(b)		342,205	8,202,654
Apollo Asset Management, Inc., 6.375%, Series B(a)(b)		136,948	3,403,158
Oaktree Capital Group LLC, 6.625%, Series A(a)(b)		304,143	6,873,632
Oaktree Capital Group LLC, 6.55%, Series B(a)(b)		697,421	15,399,055

			33,878,499

INDUSTRIAL SERVICES	2.4%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a)(c)		941,912	25,544,654

INSURANCE	7.2%
Allstate Corp./The, 7.375%, Series J(a)(b)		234,600	6,296,664
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		125,765	2,873,730
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		100,000	1,947,000
Assurant, Inc., 5.25%, due 1/15/61(b)		75,306	1,441,357
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		393,502	8,417,008
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)(c)		378,171	8,958,871
Athene Holding Ltd., 4.875%, Series D(a)(b)		243,569	4,079,781
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		337,144	8,384,771

		Shares	Value
Brighthouse Financial, Inc., 5.375%, Series C(a)(b)		190,619	$3,579,825
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)(c)		347,127	8,261,623
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		205,223	4,266,586
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b)(c)		5,818	103,153
Lincoln National Corp., 9.00%, Series D(a)(b)		226,466	6,159,875
Prudential Financial, Inc., 5.95%, due 9/1/62(b)		123,769	3,168,486
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)(c)		363,200	9,348,768

			77,287,498

PIPELINES	2.5%
Enbridge, Inc., 6.704% to 6/1/28, Series 1 (Canada)(a)(b)(c)		100,000	2,104,000
Enbridge, Inc., 2.983% to 9/1/25, (GCAN5YR + 2.68%), Series 15 (Canada)(a)(b)(d)		300,000	3,203,276
Enbridge, Inc., 4.449% to 3/1/24, Series 7 (Canada)(a)(b)(c)		55,500	692,356
Energy Transfer LP, 7.625% to 8/15/23, Series D(a)(b)(c)		159,171	3,998,375
Energy Transfer LP, 7.60% to 5/15/24, Series E(a)(b)(c)		604,864	14,940,141
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada)(a)(b)(c)		200,000	2,223,486

			27,161,634

REAL ESTATE	1.9%
Arbor Realty Trust, Inc., 6.375%, Series D(a)		150,000	2,857,500
Brookfield Property Preferred LP, 6.25%, due 7/26/81(b)		350,000	5,687,500
Chatham Lodging Trust, 6.625%, Series A(a)		85,000	1,648,150
DigitalBridge Group, Inc., 7.125%, Series H(a)		208,835	4,462,804
DigitalBridge Group, Inc., 7.125%, Series J(a)		162,502	3,453,167
Pebblebrook Hotel Trust, 6.375%, Series G(a)		66,552	1,301,092
Vornado Realty Trust, 5.25%, Series N(a)(b)		88,000	1,308,560

			20,718,773

TELECOMMUNICATIONS	0.9%
Telephone and Data Systems, Inc., 6.00%, Series VV(a)(b)		287,368	4,000,163
United States Cellular Corp., 5.50%, due 3/1/70(b)		217,168	3,133,734
United States Cellular Corp., 5.50%, due 6/1/70(b)		147,291	2,120,990

			9,254,887

UTILITIES	3.8%
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)		47,070	818,547
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)		208,034	3,299,419
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)		168,056	2,865,355
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(b)		214,600	3,843,486

		Shares	Value
CMS Energy Corp., 5.875%, due 10/15/78(b)		80,000	$1,932,000
NiSource, Inc., 6.50% to 3/15/24, Series B(a)(b)(c)		387,503	9,784,451
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a)(b)(c)		462,414	10,445,932
SCE Trust VI, 5.00% (TruPS)(a)(b)		383,601	7,591,464

			40,580,654

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$374,033,525)			324,460,450

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	118.9%
BANKING	75.5%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(c)(e)(f)		$4,000,000	$3,977,201
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a)(c)(e)(f)		1,800,000	1,837,732
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a)(c)(e)(f)		1,000,000	971,034
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(c)(e)(f)		4,000,000	4,400,447
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32 (Mexico)(a)(c)(f)(g)		1,000,000	802,500
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		12,511,000	11,682,772
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)(c)		32,500,000	32,320,018
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		1,700,000	1,692,860
Bank of America Corp., 6.25% to 9/5/24, Series X(a)(b)(c)		25,320,000	25,147,824
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)(c)		3,585,000	3,590,377
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)(c)		9,223,000	9,204,554
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a)(c)(e)(f)		8,675,000	9,480,708
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)(c)		10,250,000	10,663,974
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(c)		6,720,000	6,518,578
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(c)(f)		2,000,000	1,829,528
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(c)(f)		800,000	971,124
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a)(c)(f)		8,000,000	7,897,440
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(c)(f)		12,600,000	11,749,500
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(c)(e)(f)		5,200,000	6,330,363
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(c)(f)(g)		4,000,000	3,960,400
BNP Paribas SA, 7.375% to 6/11/30 (France)(a)(c)(e)(f)		2,000,000	2,199,337
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(c)(f)(g)		23,000,000	22,951,700
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(c)(f)(g)		8,800,000	9,267,067
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(c)(e)(f)		6,800,000	7,391,407

	Principal Amount		Value
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a)(b)(c)	$30,647,000		$27,398,111
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a)(c)	8,735,000		6,852,507
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a)(b)(c)	46,130,000		45,217,170
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)	4,370,000		3,814,573
Citigroup, Inc., 4.00% to 12/10/25, Series W(a)(c)	2,919,000		2,626,925
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(c)	22,150,000		21,524,598
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(c)	26,476,000		26,254,404
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(c)	4,672,000		4,765,440
Citigroup, Inc., 9.699% (3 Month US Term SOFR + 4.323%), Series 0(a)(d)	20,189,000		20,325,271
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a)(c)	10,202,000		9,722,506
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)(c)	6,590,000		6,251,101
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a)(c)(e)(f)	5,000,000		4,641,240
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(f)(g)	1,000,000		818,900
Credit Agricole SA, 6.875% to 9/23/24 (France)(a)(b)(c)(f)(g)	4,600,000		4,508,460
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a)(b)(c)(e)(f)	3,700,000		4,111,595
Credit Agricole SA, 7.875% to 1/23/24 (France)(a)(b)(c)(f)(g)	2,800,000		2,794,568
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(f)(g)	4,460,000		4,488,923
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a)(c)(f)(g)(h)(i)	2,200,000		110,000
Credit Suisse Group AG, 7.25% to 9/12/25, Claim (Switzerland)(a)(c)(f)(g)(h)(i)	5,200,000		260,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(c)(f)(g)(h)(i)	12,400,000		620,000
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a)(c)(e)(f)	4,000,000		3,844,868
Deutsche Bank AG, 6.75% to 10/30/28 (Germany)(a)(c)(e)(f)	600,000		562,006
Deutsche Bank AG/New York, 6.00% to 10/30/25, Series 2020 (Germany)(a)(c)(f)	5,200,000		4,353,401
Deutsche Bank AG/New York, 7.079% to 11/10/32, due 2/10/34 (Germany)(c)	4,600,000		4,432,710
Deutsche Bank AG/New York, 10.00% to 12/1/27 (Germany)(a)(c)(e)(f)	7,000,000		7,877,101
Deutsche Bank AG/New York, 7.50% to 4/30/25 (Germany)(a)(c)(f)	9,400,000		8,708,723
Farm Credit Bank of Texas, 6.75% to 9/15/23(a)(c)(g)	7,000	†	695,625
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a)(c)	3,284,000		2,686,401
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a)(c)	5,597,000		5,546,565

	Principal Amount	Value
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a)(c)(g)	$12,910,000	$16,034,178
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(f)	2,000,000	1,834,118
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(b)(c)(f)	4,200,000	4,060,556
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(f)	7,400,000	7,463,392
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(a)(c)	7,141,000	6,577,483
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a)(c)(e)(f)	1,200,000	968,093
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a)(c)(f)	2,200,000	1,976,887
ING Groep N.V., 7.50% to 5/16/28 (Netherlands)(a)(c)(e)(f)	8,000,000	7,528,568
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(c)(f)(g)	8,800,000	8,492,000
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a)(b)(c)	2,000,000	1,800,800
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a)(b)(c)	6,200,000	6,170,367
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a)(b)(c)	14,592,000	14,556,252
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a)(b)(c)	44,575,000	44,575,000
JPMorgan Chase & Co., 8.934% (3 Month US Term SOFR + 3.562%), Series R(a)(b)(c)(d)	2,331,000	2,342,422
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(c)(e)(f)	2,400,000	2,175,017
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a)(c)(f)	8,600,000	8,388,612
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(c)(f)	5,800,000	5,496,950
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(c)(f)	4,500,000	4,223,250
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(c)(f)	2,000,000	1,876,700
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(c)(f)	11,200,000	11,086,488
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a)(b)(c)	2,502,000	2,315,939
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a)(b)(c)	8,976,000	8,661,840
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(a)(b)(c)	9,155,000	8,394,422
PNC Financial Services Group, Inc./The, 8.977% (3 Month US Term SOFR + 3.934%), Series O(a)(b)(d)	22,347,000	22,471,208
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(c)	10,429,000	10,029,344

		Principal Amount	Value
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		$1,600,000	$1,534,000
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(c)(f)(g)		1,200,000	960,120
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(c)(f)(g)		6,800,000	5,849,538
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a)(c)(e)(f)		1,700,000	1,850,014
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(c)(f)(g)		11,600,000	11,369,450
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(c)(f)(g)		6,200,000	6,323,070
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(a)(c)(f)(g)		800,000	798,240
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(c)(e)(f)		1,800,000	1,692,436
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)(c)		14,975,000	15,421,255
Truist Financial Corp., 4.80% to 9/1/24, Series N(a)(b)(c)		4,000,000	3,570,000
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)(c)		9,735,000	9,206,338
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)		9,869,000	8,893,943
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)		2,239,000	1,796,238
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(c)(e)(f)		10,100,000	9,413,957
UBS Group AG, 7.00% to 1/31/24 (Switzerland)(a)(c)(f)(g)		1,600,000	1,570,160
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a)(c)(e)(f)		5,400,000	5,214,429
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a)(c)(e)(f)		8,570,000	8,485,843
US Bancorp, 3.70% to 1/15/27, Series N(a)(c)		6,495,000	5,066,100
US Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)		6,162,000	5,425,949
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a)(c)(e)(f)		1,000,000	1,124,339
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(c)		32,600,000	29,334,295
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a)(c)		16,000	15,875
Wells Fargo & Co., 7.625% to 9/15/28(a)(c)		36,756,000	37,882,204

			814,949,816

ENERGY	2.6%
BP Capital Markets PLC, 3.625% to 3/22/29 (United Kingdom)(a)(b)(c)(e)		8,000,000	7,822,407
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a)(b)(c)		7,000,000	6,757,800
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a)(b)(c)		14,495,000	13,522,386

			28,102,593

FINANCIAL SERVICES	3.4%
Aircastle Ltd., 5.25% to 6/15/26, Series A(a)(c)(g)		2,920,000	2,219,200
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(c)		7,741,000	5,436,358

		Principal Amount	Value
American Express Co., 3.55% to 9/15/26, Series D(a)(c)		$3,381,000	$2,845,227
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(c)(g)		3,950,000	2,958,648
Discover Financial Services, 5.50% to 10/30/27, Series C(a)(c)		8,776,000	6,793,535
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(c)		13,394,000	12,888,442
ILFC E-Capital Trust II, 7.314% (30 Year CMT + 1.80%), due 12/21/65 (TruPS)(d)(g)		5,352,000	3,852,874

			36,994,284

INSURANCE	17.0%
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a)(c)(e)(f)		2,000,000	1,978,487
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(b)(c)(e)		10,900,000	10,339,555
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a)(c)(e)(f)		5,030,000	5,252,945
CNP Assurances, 5.25% to 1/18/33, due 7/18/53, Series EMTN (France)(b)(c)(e)		7,700,000	8,218,516
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)(c)		10,695,000	10,452,278
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24 (Japan)(a)(b)(c)(g)		2,000,000	1,959,743
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)		5,970,000	4,647,053
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)(c)		6,300,000	5,516,856
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a)(b)(c)(e)		14,830,000	14,757,704
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)		7,910,000	5,707,915
La Mondiale SAM, 5.05% to 12/17/25 (France)(a)(b)(c)(e)		2,000,000	2,170,819
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(e)		8,000,000	6,650,896
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(c)(g)		2,023,000	1,621,223
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)(c)		3,247,000	3,450,052
Markel Group, Inc., 6.00% to 6/1/25(a)(c)		8,007,000	7,789,403
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(b)(g)		4,800,000	5,032,926
MetLife, Inc., 9.25%, due 4/8/38(b)(g)		2,500,000	2,890,913
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(b)(c)(g)		6,100,000	6,027,898
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a)(c)(e)(f)		3,000,000	2,681,499
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)(c)		4,500,000	4,104,212

		Principal Amount	Value
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)(c)		$7,483,000	$7,421,003
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)(c)		10,284,000	9,881,839
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)(c)		4,010,000	4,055,233
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b)(c)(e)		2,000,000	1,922,886
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(c)(g)		8,365,000	8,049,280
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(c)(e)(f)		5,200,000	3,931,252
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(g)		8,120,000	4,628,400
SBL Holdings, Inc., 7.00% to 5/13/25(a)(c)(g)		7,813,000	4,902,658
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(b)(c)(g)		2,000,000	1,921,326
UnipolSai Assicurazioni SpA, 5.75% to 6/18/24, Series EMTN (Italy)(a)(c)(e)		5,869,000	6,419,922
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a)(c)		8,300,000	8,108,829
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(c)(e)		13,600,000	10,748,067

			183,241,588

PIPELINES	6.8%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)(c)		1,900,000	1,719,829
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)(c)		19,852,000	18,170,746
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)(c)		2,421,000	2,291,169
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)(c)		8,605,000	7,978,970
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)(c)		4,812,000	4,771,285
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)(c)		10,208,000	10,339,694
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(c)		6,600,000	5,994,826
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(c)		11,556,000	10,178,538
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)		4,052,000	3,461,442
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)		10,885,000	9,182,994

			74,089,493

		Principal Amount	Value
REAL ESTATE	0.9%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(c)(g)		$11,600,000	$9,790,459

RETAIL & WHOLESALE—STAPLES	0.4%
Land O’ Lakes, Inc., 7.00%(a)(g)		3,600,000	2,976,066
Land O’ Lakes, Inc., 7.25%(a)(g)		1,600,000	1,271,360

			4,247,426

TELECOMMUNICATIONS	1.3%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(c)		5,280,000	4,203,231
Vodafone Group PLC, 6.50% to 5/30/29, due 8/30/84, Series EMTN (United Kingdom)(c)(e)		2,300,000	2,572,789
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)		2,875,000	2,957,460
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86, Series EMTN (United Kingdom)(c)(e)		3,500,000	4,495,950

			14,229,430

UTILITIES	11.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		10,622,000	8,580,983
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a)(c)		4,518,000	4,430,004
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(c)		17,640,000	15,230,376
Edison International, 5.00% to 12/15/26, Series B(a)(c)		5,197,000	4,503,052
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a)(b)(c)(e)		6,000,000	6,484,227
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a)(b)(c)(e)		13,400,000	16,013,651
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a)(c)(e)		5,200,000	5,949,929
Electricite de France SA, 9.125% to 3/15/33 (France)(a)(c)(g)		4,600,000	4,847,250
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)		19,575,000	19,109,457
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(a)(b)(c)(e)		4,600,000	5,201,138
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)(c)		1,250,000	1,065,854
Sempra, 4.125% to 1/1/27, due 4/1/52(b)(c)		10,750,000	8,844,096
Sempra, 4.875% to 10/15/25(a)(c)		9,555,000	9,053,362

		Principal Amount	Value
Southern California Edison Co., 9.498% (3 Month US LIBOR + 4.199%), Series E(a)(d)		$9,175,000	$9,185,092

			118,498,471

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,388,897,453)			1,284,143,560

CORPORATE BONDS	0.4%
INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(g)		720,000	564,884

UTILITIES	0.3%
Southern Co./The, 5.113%, due 8/1/27(b)		3,920,000	3,886,598

TOTAL CORPORATE BONDS (Identified cost—$4,538,456)			4,451,482

		Number of Shares
SHORT-TERM INVESTMENTS	4.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.21%(j)		20,458,673	20,458,673
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(j)		27,017,000	27,017,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$47,475,673)			47,475,673

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,814,945,107)	153.8%		1,660,531,165
LIABILITIES IN EXCESS OF OTHER ASSETS	(53.8)		(580,674,869)

NET ASSETS (Equivalent to $19.54 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,079,856,296

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 125,000,000	0.270%	Monthly	5.424%(k)	Monthly	12/20/24	$8,504,188	$21,907	$8,526,095
35,000,000	0.249%	Monthly	5.424%(k)	Monthly	12/20/24	2,391,214	5,690	2,396,904
125,000,000	0.360%	Monthly	5.424%(k)	Monthly	12/20/25	12,455,083	27,264	12,482,347
35,000,000	0.349%	Monthly	5.424%(k)	Monthly	12/20/25	3,496,211	6,320	3,502,531
160,000,000	0.464%	Monthly	5.424%(k)	Monthly	12/20/26	19,857,131	36,433	19,893,564
70,000,000	0.930%	Monthly	5.424%(k)	Monthly	9/15/27	8,721,888	15,715	8,737,603
GBP 28,000,000	0.900%	Monthly	4.931%(l)	Monthly	9/15/27	5,371,316	—	5,371,316
						$60,797,031	$113,329	$60,910,360

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BNP Paribas	$ 14,064,094	0.25%	Monthly	BNPXCHY5 Index(m)	Short	5/15/24	$(146,982)	$—	$(146,982)
BNP Paribas	EUR 12,956,524	0.30%	Monthly	BNPXCEX5 Index(n)	Short	5/15/24	(137,392)	—	(137,392)
							$(284,374)	$—	$(284,374)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	7,974,325	USD	6,026,523	8/2/23	$(20,903)
Brown Brothers Harriman	EUR	88,848,015	USD	97,143,754	8/2/23	(544,673)
Brown Brothers Harriman	GBP	5,015,603	USD	6,452,674	8/2/23	15,902
Brown Brothers Harriman	USD	6,058,965	CAD	7,974,325	8/2/23	(11,540)
Brown Brothers Harriman	USD	97,949,606	EUR	88,848,015	8/2/23	(261,179)
Brown Brothers Harriman	USD	1,971,124	GBP	1,511,908	8/2/23	(30,818)
Brown Brothers Harriman	USD	2,484,503	GBP	1,931,743	8/2/23	(5,402)
Brown Brothers Harriman	USD	1,997,998	GBP	1,571,952	8/2/23	19,366

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	8,086,750	USD	6,146,628	9/5/23	$11,097
Brown Brothers Harriman	EUR	88,920,809	USD	98,181,911	9/5/23	254,279
Brown Brothers Harriman	USD	7,451,258	GBP	5,791,298	9/5/23	(17,788)
						$(591,659)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	Great British Pound
GCAN5YR	Canadian Government Bonds 5 Year Note
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $867,097,610 in aggregate has been pledged as collateral.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)	Variable rate. Rate shown is in effect at July 31, 2023.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $221,224,374 which represents 20.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $279,317,683 which represents 25.9% of the net assets of the Fund (16.6% of the managed assets of the Fund).

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $173,897,922 which represents 16.1% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Security is in default.

(i)	Non-income producing security.
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at July 31, 2023.
(l)	Based on 1-Month GBP SONIA. Represents rates in effect at July 31, 2023.
(m)	The index intends to track the performance of the CDX.NA HY. The two constituent investments held within the index at July 31, 2023 were as follows:

Index Constituents	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	7/31/23 Price	7/31/23 Value
Credit Default Swap (CDS) — Markit CDX.NA.HY.40 Index	5.00% per annum	Quarterly	Performance of CDS	Semiannually	6/20/28	98.28%	$103.53	$13,966,645
Cash	—	—	—	—	—	1.72%	—	244,430

(n)	The index intends to track the performance of the iTraxx Crossover CDS. The two constituent investments held within the Index at July 31, 2023 were as follows:

Index Constituents	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	7/31/23 Price	7/31/23 Value
Credit Default Swap (CDS) — MARKIT ITRX EUR XOVER Index	5.00% per annum	Quarterly	Performance of CDS	Semiannually	6/20/28	98.57%	EUR 380.38	$14,177,417
Cash	—	—	—	—	—	1.43%	—	205,678

Country Summary	% of Managed Assets
United States	59.8
United Kingdom	9.1
Canada	7.8
France	7.4
Switzerland	2.5
Germany	1.8
Italy	1.8
Japan	1.3
Australia	1.2
Netherlands	1.1
Spain	1.0
Ireland	0.6
Other (includes short-term investments)	4.6

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$324,460,450	$—	$—	$324,460,450
Preferred Securities—Over-the-Counter	—	1,284,143,560	—	1,284,143,560
Corporate Bonds	—	4,451,482	—	4,451,482
Short-Term Investments	—	47,475,673	—	47,475,673

Total Investments in Securities(a)	$324,460,450	$1,336,070,715	$—	$1,660,531,165

Forward Foreign Currency Exchange Contracts	$—	$300,644	$—	$300,644
Interest Rate Swap Contracts	—	60,910,360	—	60,910,360

Total Derivative Assets(a)	$—	$61,211,004	$—	$61,211,004

Forward Foreign Currency Exchange Contracts	$—	$(892,303)	$—	$(892,303)
Total Return Swap Contracts	—	(284,374)	—	(284,374)

Total Derivative Liabilities(a)	$—	$(1,176,677)	$—	$(1,176,677)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Binary Option Contracts: The Fund may write or purchase binary options, which are options in which the payout depends on whether the price of a particular asset will rise above or fall below a specified level. When the binary option expires the buyer receives either a pre-determined amount of cash or nothing at all.

At July 31, 2023, the Fund did not have any binary option contracts outstanding

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Centrally Cleared Interest Rate Swap Contracts: The Fund may use interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund will agree to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of a swap agreement, the swap agreement will be novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement will become the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin will be designated on the Schedule of Investments and cash deposited will be recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps will be recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty, during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts, total return swap contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the nine months ended July 31, 2023:

	Purchased Option Contracts(a)(b)	Interest Rate Swap Contracts	Total Return Swap Contracts(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,297,000	$584,396,173	$20,829,659	$95,253,916

(a)	Notional amount for binary option contracts represents the nominal payout amount.
(b)

Average notional amounts represent the average for the period in which the Fund had option contracts and total return swap contracts outstanding. For purchased option contracts, this represents the one month and for total return swap contracts, this represents the period April 28, 2023 through July 31, 2023.